Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	12 Months Ended
Dec. 31, 2022
Furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	15 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Medical equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Medical equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	10 years
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	50 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Estimated useful lives	The same as the operating lease period